Consolidated Statements Of Changes In Stockholders' Equity (USD $)	Common Stock [Member]	Surplus [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Comprehensive Income [Member]	Total
Balance at Dec. 31, 2008	$ 7,997,055	$ 5,609,357	$ 14,492,736	$ (228,100)	$ 865,510		$ 28,736,558
Balance, shares at Dec. 31, 2008	1,599,411
Comprehensive income:
Net income			2,304,986			2,304,986	2,304,986
Other comprehensive income, net of tax
Unrealized gain (loss) on securities net of reclassification adjustment					972,645	972,645	972,645
Comprehensive income						3,277,631
Cash dividend			(1,207,952)				(1,207,952)
Balance at Dec. 31, 2009	7,997,055	5,609,357	15,589,770	(228,100)	1,838,155		30,806,237
Balance, shares at Dec. 31, 2009	1,599,411
Comprehensive income:
Net income			2,339,281			2,339,281	2,339,281
Other comprehensive income, net of tax
Unrealized gain (loss) on securities net of reclassification adjustment					(833,655)	(833,655)	(833,655)
Comprehensive income						1,505,626
Cash dividend			(1,207,952)				(1,207,952)
Cash Paid in Lieu of fractional shares on stock dividend			(2,725)				(2,725)
4% Common Stock Dividend at Par Value	317,015	679,046	(996,061)
4% Common Stock Dividend at Par Value, shares	63,403
Balance at Dec. 31, 2010	8,314,070	6,288,403	15,722,313	(228,100)	1,004,500		31,101,186
Balance, shares at Dec. 31, 2010	1,662,814
Comprehensive income:
Net income			2,454,145			2,454,145	2,454,145
Other comprehensive income, net of tax
Unrealized gain (loss) on securities net of reclassification adjustment					2,227,318	2,227,318	2,227,318
Comprehensive income						4,681,463
Cash dividend			(1,256,139)				(1,256,139)
Balance at Dec. 31, 2011	$ 8,314,070	$ 6,288,403	$ 16,920,319	$ (228,100)	$ 3,231,818		$ 34,526,510
Balance, shares at Dec. 31, 2011	1,662,814